LONG-TERM LOANS AND OTHER BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	$ 3,230	Rp 44,843	Rp 33,743
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings		542	751
Bonds and notes
Borrowings and other credit facilities
Long-term loans and other borrowings		7,467	9,956
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings		21,167	18,748
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings		3,113	1,950
Obligations under finance leases
Borrowings and other credit facilities
Long-term loans and other borrowings			Rp 2,338
Lease liabilities
Borrowings and other credit facilities
Long-term loans and other borrowings		Rp 12,554